Deposits - Summary of Noninterest Bearing and Interest Bearing Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deposits [Abstract]
Non-interest bearing	$ 1,404,032	$ 1,269,296
Interest bearing	3,943,610	3,858,704
Total deposits	$ 5,347,642	$ 5,128,000	$ 4,789,994